Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	$ 5,983	$ 12,436
Gross Unrealized Gains	7	11
Gross Unrealized Losses	(14)	(96)
Estimated Fair Value	5,976	12,351
Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis		1,576
Gross Unrealized Gains		0
Gross Unrealized Losses		(2)
Estimated Fair Value		1,574
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	5,983	10,860
Gross Unrealized Gains	7	11
Gross Unrealized Losses	(14)	(94)
Estimated Fair Value	$ 5,976	$ 10,777